SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases And Foreign currency translation (Details)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Leases and Foreign currency translation
Impairment for operating lease right-of-use lease assets	$ 0	$ 0	$ 0
Deferred IPO costs	0	433,007
Impairment of long-lived assets	$ 0	$ 0	$ 0
US$ against RMB
Leases and Foreign currency translation
Year-end spot rate	0.138	0.138	0.145
Average rate	0.138	0.139	0.145
US$ against HK$
Leases and Foreign currency translation
Year-end spot rate	0.128
Average rate	0.128